INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 13,372	$ 273,668	$ 1,073,029	$ 5,660,906
Impairment loss on patent			$ 15,058,965